OMB APPROVAL
                                                   ----------------------------
                                                   OMB Number:        3235-0578
                                                   Expires:        May 31, 2007
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-09221

            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                1830 Main Street

                                    Suite 204

                                Weston, FL 33326

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:  5/31/2006

Date of reporting period: 8/31/2006

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2006 (Unaudited)
The Community Reinvestment Act Qualified Investment Fund

                                                                                         Principal
                                                                                           Amount            Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.36%
FGLMC Single Family - 15.00%
    Pool A15504, 5.00%, 10/01/2033                                                          955,141       $    919,424
    Pool A19041, 5.00%, 02/01/2034                                                          793,516            762,850
    Pool A20319, 5.00%, 03/01/2034                                                          923,413            887,728
    Pool A23251, 5.00%, 05/01/2034                                                          633,382            608,905
    Pool A30453, 5.00%, 12/01/2034                                                          787,453            757,022
    Pool A33164, 5.00%, 01/01/2035                                                          741,959            713,286
    Pool A34544, 5.00%, 04/01/2035                                                        3,065,447          2,940,650
    Pool A38831, 5.00%, 04/01/2035                                                        1,706,956          1,637,464
    Pool A40763, 5.00%, 12/01/2035                                                          847,019            812,536
    Pool A42100, 5.00%, 01/01/2036                                                        1,024,300            982,600
    Pool A45069, 5.00%, 05/01/2035                                                          874,792            839,178
    Pool A45529, 5.00%, 06/01/2035                                                        3,855,793          3,698,819
    Pool A46125, 5.00%, 07/01/2035                                                        3,883,568          3,725,464
    Pool A46739, 5.00%, 08/01/2035                                                        1,256,175          1,205,035
    Pool A47419, 5.00%, 10/01/2035                                                        1,326,204          1,272,213
    Pool A47548, 5.00%, 11/01/2035                                                        2,018,792          1,936,605
    Pool B31700, 5.00%, 07/01/2035                                                          759,616            728,691
    Pool A15506, 5.50%, 10/01/2033                                                        1,571,057          1,547,984
    Pool A16092, 5.50%, 11/01/2033                                                        1,331,117          1,311,568
    Pool A16466, 5.50%, 11/01/2033                                                        1,331,677          1,312,120
    Pool A17987, 5.50%, 01/01/2034                                                        1,447,825          1,425,114
    Pool A18418, 5.50%, 01/01/2034                                                        1,191,449          1,172,760
    Pool A19042, 5.50%, 02/01/2034                                                          886,215            872,313
    Pool A19043, 5.50%, 02/01/2034                                                        1,942,359          1,911,892
    Pool A23250, 5.50%, 05/01/2034                                                        1,067,251          1,050,510
    Pool A26091, 5.50%, 08/01/2034                                                        3,180,409          3,130,521
    Pool A28167, 5.50%, 10/01/2034                                                        1,613,805          1,588,491
    Pool A30452, 5.50%, 12/01/2034                                                        1,611,047          1,585,776
    Pool A33163, 5.50%, 01/01/2035                                                        1,501,299          1,475,103
    Pool A34530, 5.50%, 04/01/2035                                                        1,382,194          1,358,076
    Pool A37281, 5.50%, 08/01/2035                                                          637,732            626,604
    Pool A37325, 5.50%, 08/01/2035                                                        1,112,420          1,093,010
    Pool A38484, 5.50%, 10/01/2035                                                        1,295,461          1,272,857
    Pool A40186, 5.50%, 11/01/2035                                                        1,471,131          1,445,461
    Pool A40764, 5.50%, 12/01/2035                                                        1,717,407          1,687,440
    Pool A42101, 5.50%, 01/01/2036                                                        3,043,924          2,990,811
    Pool A43744, 5.50%, 03/01/2036                                                        1,066,916          1,047,867
    Pool A44641, 5.50%, 04/01/2036                                                        1,410,629          1,385,444
    Pool A45404, 5.50%, 06/01/2035                                                        1,397,029          1,372,652
    Pool A46469, 5.50%, 07/01/2035                                                        1,014,871            997,163
    Pool A46750, 5.50%, 08/01/2035                                                        1,553,395          1,526,289
    Pool A46861, 5.50%, 09/01/2035                                                        1,245,076          1,225,546
    Pool A47421, 5.50%, 10/01/2035                                                        1,428,137          1,403,217
    Pool A47557, 5.50%, 11/01/2035                                                        1,235,051          1,213,501
    Pool C72447, 5.50%, 10/01/2032                                                          632,654            623,606
    Pool C72677, 5.50%, 11/01/2032                                                          738,575            728,013
    Pool C74225, 5.50%, 11/01/2032                                                          729,290            718,860
    Pool C75088, 5.50%, 12/01/2032                                                          672,399            662,783
    Pool C79010, 5.50%, 04/01/2033                                                        1,182,995          1,165,622
    Pool C79063, 5.50%, 04/01/2033                                                          743,381            732,464
    Pool A15513, 6.00%, 10/01/2033                                                          328,576            329,929
    Pool A26090, 6.00%, 08/01/2034                                                          695,093            697,379
    Pool A40185, 6.00%, 11/01/2035                                                          484,863            485,797
    Pool A40766, 6.00%, 12/01/2035                                                          855,212            856,859
    Pool A42102, 6.00%, 01/01/2036                                                        1,122,338          1,124,499
    Pool A42806, 6.00%, 02/01/2036                                                        3,020,583          3,026,401
    Pool A43728, 6.00%, 03/01/2036                                                        1,473,111          1,475,550
    Pool A43745, 6.00%, 03/01/2036                                                        2,900,550          2,906,137
    Pool A44642, 6.00%, 04/01/2036                                                        2,550,928          2,555,841
    Pool A49014, 6.00%, 05/01/2036                                                        3,810,227          3,816,537
    Pool A49847, 6.00%, 06/01/2036                                                        3,290,145          3,295,594
    Pool A50702, 6.00%, 07/01/2036                                                        1,100,991          1,102,815
    Pool B31165, 6.00%, 12/01/2031                                                          410,836            413,207
    Pool C61762, 6.00%, 12/01/2031                                                          118,731            119,416
    Pool C70994, 6.00%, 09/01/2032                                                          417,775            419,757
    Pool C72004, 6.00%, 09/01/2032                                                          415,088            417,058
    Pool C74224, 6.00%, 11/01/2032                                                          297,300            298,711
    Pool C74648, 6.00%, 11/01/2032                                                          395,256            397,131
    Pool C74651, 6.00%, 11/01/2032                                                           58,415             58,692
    Pool C75089, 6.00%, 12/01/2032                                                          322,460            323,990
    Pool C76059, 6.00%, 01/01/2033                                                          614,811            617,728
    Pool C77393, 6.00%, 02/01/2033                                                          322,407            323,734
    Pool A49963, 6.50%, 06/01/2036                                                        1,129,454          1,147,407
    Pool A50703, 6.50%, 07/01/2036                                                        2,339,222          2,376,406
    Pool A51486, 6.50%, 08/01/2036                                                        1,435,763          1,458,586
    Pool B31166, 6.50%, 12/01/2031                                                          212,815            217,013
    Pool C38992, 6.50%, 12/01/2029                                                          380,486            389,126
    Pool C50755, 6.50%, 03/01/2031                                                          110,645            112,827
    Pool C54246, 6.50%, 07/01/2031                                                           76,538             78,048
    Pool C58863, 6.50%, 09/01/2031                                                           85,049             86,801
    Pool C59148, 6.50%, 10/01/2031                                                           92,337             94,158
    Pool C61764, 6.50%, 12/01/2031                                                          183,648            187,270
    Pool C63392, 6.50%, 01/01/2032                                                           72,505             73,879
    Pool C64625, 6.50%, 02/01/2032                                                          257,576            262,456
    Pool C65420, 6.50%, 03/01/2032                                                          248,995            253,711
    Pool C66762, 6.50%, 05/01/2032                                                          139,005            141,638
    Pool C66763, 6.50%, 05/01/2032                                                          659,802            672,301
    Pool C66830, 6.50%, 05/01/2032                                                          206,057            209,960
    Pool C68518, 6.50%, 06/01/2032                                                          218,733            222,877
    Pool C72446, 6.50%, 08/01/2032                                                          370,239            377,252
    Pool C41299, 7.50%, 08/01/2030                                                           97,727            101,305
                                                                                                          ------------
                                                                                                           101,615,691
                                                                                                          ------------

FHA Project Loan - 1.36%
FHA Project Loan
    034-35271, 6.95%, 11/01/2025 (a)                                                        414,012            431,980
    034-35272, 6.95%, 11/01/2025 (a)                                                        413,334            431,273
    WM 2002-1, 7.43%, 08/01/2019 (a)                                                      1,717,098          1,724,825
    031-43178, 8.40%, 05/01/2030 (a)                                                      4,665,666          4,845,527
Reilly
    130, 7.43%, 08/25/2021 (a)                                                            1,735,937          1,743,575
                                                                                                          ------------
                                                                                                             9,177,180
                                                                                                          ------------

FNMA Multi Family - 16.86%
    Pool 386380, 4.21%, 07/01/2013                                                          478,347            451,845
    Pool 386418, 4.35%, 08/01/2013                                                        2,390,531          2,274,227
    Pool 386925, 4.36%, 04/01/2014                                                        2,599,895          2,463,764
    Pool 387459, 4.48%, 06/01/2011                                                          995,382            971,978
    Pool 386084, 4.56%, 01/01/2012                                                          123,394            120,599
    Pool 386219, 4.60%, 06/01/2013                                                        2,865,250          2,764,743
    Pool 386947, 4.62%, 11/01/2014                                                        1,951,298          1,874,118
    Pool 386602, 4.66%, 10/01/2013                                                        2,888,156          2,791,539
    Pool 386432, 4.75%, 08/01/2013                                                        1,126,077          1,092,103
    Pool 387425, 4.76%, 06/01/2015                                                        5,905,471          5,707,567
    Pool 386862, 4.78%, 05/01/2014                                                        1,937,234          1,880,087
    Pool 387286, 4.78%, 03/01/2015                                                        4,520,070          4,377,317
    Pool 387240, 4.79%, 03/01/2013                                                          686,596            670,588
    Pool 387159, 4.83%, 12/01/2014                                                        1,158,605          1,126,379
    Pool 387284, 4.84%, 03/01/2015                                                          980,694            951,048
    Pool 387273, 4.89%, 02/01/2015                                                        1,273,605          1,239,549
    Pool 387277, 4.89%, 02/01/2015                                                        1,371,574          1,334,899
    Pool 386968, 4.92%, 05/01/2014                                                        4,573,796          4,477,531
    Pool 387202, 4.98%, 12/01/2014                                                        6,273,582          6,158,831
    Pool 387560, 4.98%, 09/01/2015                                                        3,419,754          3,341,985
    Pool 387109, 5.02%, 09/01/2014                                                        1,955,951          1,917,581
    Pool 387517, 5.02%, 08/01/2020                                                        1,975,071          1,915,781
    Pool 386980, 5.04%, 06/01/2014                                                        1,263,757          1,241,251
    Pool 873236, 5.09%, 02/01/2016                                                          993,825            976,298
    Pool 386106, 5.10%, 10/01/2018                                                          259,912            249,124
    Pool 387433, 5.11%, 06/01/2023                                                          985,628            944,559
    Pool 387289, 5.12%, 07/01/2029                                                        3,659,616          3,508,291
    Pool 873384, 5.17%, 02/01/2021                                                          995,618            977,810
    Pool 386104, 5.185%, 04/01/2021                                                         381,105            368,149
    Pool 387215, 5.19%, 01/01/2023                                                          766,885            732,831
    Pool 387216, 5.19%, 01/01/2023                                                          598,516            571,370
    Pool 387438, 5.19%, 06/01/2020                                                          492,774            477,962
    Pool 387446, 5.22%, 06/01/2020                                                        3,950,018          3,873,771
    Pool 385993, 5.23%, 04/01/2021                                                          959,971            950,141
    Pool 386892, 5.23%, 04/01/2022                                                          562,545            546,140
    Pool 387452, 5.25%, 06/01/2035                                                          788,798            767,314
    Pool 873414, 5.285%, 02/01/2024                                                       1,789,020          1,775,059
    Pool 387349, 5.31%, 04/01/2020                                                        2,262,029          2,227,879
    Pool 387312, 5.33%, 04/01/2035                                                        2,951,563          2,883,514
    Pool 873470, 5.42%, 03/01/2016                                                        2,071,827          2,081,017
    Pool 387399, 5.46%, 08/01/2020                                                          297,746            299,352
    Pool 387158, 5.48%, 11/01/2022                                                          981,177            972,373
    Pool 873550, 5.55%, 04/01/2024                                                        1,741,421          1,769,585
    Pool 386730, 5.56%, 01/01/2022                                                        2,190,738          2,149,147
    Pool 386969, 5.70%, 05/01/2009 (a)                                                      456,142            455,777
    Pool 387708, 5.70%, 11/01/2015                                                          760,314            777,684
    Pool 873766, 5.79%, 07/01/2024 (a)                                                    1,099,098          1,125,366
    Pool 386991, 5.86%, 06/01/2022                                                          244,655            249,984
    Pool 386464, 5.88%, 08/01/2021                                                        2,807,857          2,853,793
    Pool 873731, 5.88%, 07/01/2023 (a)                                                    2,443,092          2,521,027
    Pool 873830, 5.94%, 07/01/2024 (a)                                                    6,993,598          7,262,152
    Pool 387005, 5.95%, 06/01/2022                                                          740,213            758,326
    Pool 873642, 5.99%, 05/01/2024                                                          683,269            722,078
    Pool 873679, 6.10%, 06/01/2024                                                        1,335,800          1,424,360
    Pool 387046, 6.11%, 10/01/2022                                                          644,709            668,849
    Pool 385327, 6.16%, 08/01/2017                                                          478,162            494,099
    Pool 384215, 6.20%, 09/01/2016                                                        1,132,272          1,123,875
    Pool 383486, 6.33%, 04/01/2019                                                          612,672            635,657
    Pool 384990, 6.57%, 04/01/2020                                                          191,241            199,465
    Pool 384201, 6.58%, 11/01/2026                                                          789,355            856,178
    Pool 380240, 6.59%, 05/01/2016                                                        1,024,346          1,038,200
    Pool 384719, 6.59%, 02/01/2017                                                        1,436,289          1,531,520
    Pool 383604, 6.645%, 05/01/2016                                                         657,928            692,647
    Pool 383145, 6.85%, 02/01/2019                                                        2,019,175          2,153,129
    Pool 385051, 6.89%, 05/01/2020                                                        2,306,119          2,485,584
    Pool 385052, 6.89%, 05/01/2020                                                          736,992            794,432
    Pool 386046, 7.22%, 04/01/2021                                                        2,811,798          3,124,296
                                                                                                          ------------
                                                                                                           114,195,474
                                                                                                          ------------

FNMA Single Family - 14.86%
    Pool 670266, 5.00%, 01/01/2018                                                          460,062            452,046
    Pool 702422, 5.00%, 06/01/2033                                                          423,113            406,921
    Pool 755547, 5.00%, 10/01/2033                                                        1,177,559          1,132,495
    Pool 776854, 5.00%, 11/01/2034                                                          922,458            885,956
    Pool 779566, 5.00%, 05/01/2034                                                        1,614,645          1,550,752
    Pool 783885, 5.00%, 12/01/2034                                                        1,151,085          1,105,536
    Pool 786518, 5.00%, 05/01/2034                                                        1,176,571          1,130,013
    Pool 808194, 5.00%, 03/01/2035                                                        1,339,133          1,283,334
    Pool 809308, 5.00%, 01/01/2035                                                        1,194,701          1,147,426
    Pool 820333, 5.00%, 09/01/2035                                                        1,644,849          1,576,311
    Pool 829353, 5.00%, 10/01/2035                                                        1,365,259          1,308,371
    Pool 832752, 5.00%, 08/01/2035                                                        1,255,213          1,202,911
    Pool 868751, 5.00%, 04/01/2036                                                        1,791,798          1,716,449
    Pool 674879, 5.50%, 01/01/2033                                                          211,456            208,268
    Pool 677877, 5.50%, 11/01/2032                                                          358,168            352,767
    Pool 696281, 5.50%, 02/01/2033                                                          172,937            170,330
    Pool 720036, 5.50%, 07/01/2033                                                          692,848            682,137
    Pool 776709, 5.50%, 05/01/2034                                                          872,672            858,312
    Pool 779567, 5.50%, 05/01/2034                                                          602,630            592,713
    Pool 783867, 5.50%, 09/01/2034                                                        1,373,182          1,350,585
    Pool 783869, 5.50%, 11/01/2034                                                        2,893,631          2,846,014
    Pool 783891, 5.50%, 12/01/2034                                                        3,839,596          3,776,412
    Pool 783927, 5.50%, 10/01/2034                                                        2,798,447          2,752,396
    Pool 796896, 5.50%, 10/01/2034                                                        2,043,358          2,009,733
    Pool 808195, 5.50%, 02/01/2035                                                          927,236            911,977
    Pool 808202, 5.50%, 01/01/2035                                                        2,637,544          2,594,141
    Pool 808212, 5.50%, 02/01/2035                                                        1,298,439          1,277,072
    Pool 809305, 5.50%, 01/01/2035                                                          875,751            861,340
    Pool 809306, 5.50%, 01/01/2035                                                          929,320            914,027
    Pool 809307, 5.50%, 01/01/2035                                                        2,341,755          2,303,219
    Pool 809309, 5.50%, 01/01/2035                                                        2,568,848          2,526,575
    Pool 814622, 5.50%, 02/01/2035                                                        3,575,588          3,510,719
    Pool 815003, 5.50%, 03/01/2035                                                        1,742,229          1,710,621
    Pool 833181, 5.50%, 09/01/2035                                                        1,014,112            995,714
    Pool 865616, 5.50%, 02/01/2036                                                        1,627,698          1,597,399
    Pool 614014, 6.00%, 11/01/2031                                                          151,180            151,956
    Pool 614022, 6.00%, 11/01/2031                                                           91,561             92,031
    Pool 624093, 6.00%, 02/01/2032                                                          348,303            350,089
    Pool 624108, 6.00%, 03/01/2032                                                          303,560            304,848
    Pool 783736, 6.00%, 07/01/2034                                                        1,012,122          1,014,807
    Pool 783866, 6.00%, 09/01/2034                                                        2,603,385          2,610,292
    Pool 783870, 6.00%, 11/01/2034                                                        1,038,299          1,041,054
    Pool 783925, 6.00%, 10/01/2034                                                          672,724            674,509
    Pool 786519, 6.00%, 07/01/2034                                                        1,620,865          1,625,165
    Pool 794353, 6.00%, 08/01/2034                                                        1,028,705          1,031,434
    Pool 796897, 6.00%, 09/01/2034                                                          913,488            915,912
    Pool 809310, 6.00%, 01/01/2035                                                          962,827            965,382
    Pool 852752, 6.00%, 01/01/2036                                                          256,041            256,316
    Pool 865614, 6.00%, 02/01/2036                                                        2,138,035          2,140,898
    Pool 866068, 6.00%, 02/01/2036                                                        1,547,914          1,549,575
    Pool 868753, 6.00%, 03/01/2036                                                        1,710,667          1,712,502
    Pool 868754, 6.00%, 03/01/2036                                                        1,368,600          1,370,069
    Pool 886135, 6.00%, 07/01/2036                                                        3,520,935          3,524,712
    Pool 886642, 6.00%, 08/01/2036                                                        3,024,308          3,027,553
    Pool 900105, 6.00%, 08/01/2036                                                        1,490,351          1,491,950
    Pool 900241, 6.00%, 08/01/2036                                                        1,184,450          1,185,721
    Pool TBA, 6.00%, 09/15/2036                                                           3,017,940          3,020,771
    Pool 873705, 6.03%, 06/01/2016                                                        1,497,788          1,542,488
    Pool 873706, 6.04%, 06/01/2016                                                        1,997,058          2,057,559
    Pool 601826, 6.50%, 09/01/2031                                                           91,283             93,022
    Pool 624109, 6.50%, 03/01/2032                                                          203,991            207,734
    Pool 641885, 6.50%, 03/01/2032                                                          182,003            185,342
    Pool 882571, 6.50%, 07/01/2036                                                        8,507,929          8,637,854
    Pool 886136, 6.50%, 07/01/2036                                                        1,021,986          1,037,593
    Pool 886808, 6.50%, 07/01/2036                                                        1,019,720          1,035,292
    Pool 900106, 6.50%, 08/01/2036                                                        1,120,482          1,137,593
    Pool 900242, 6.50%, 08/01/2036                                                        1,470,814          1,493,275
    Pool TBA, 6.50%, 09/15/2036                                                           3,391,189          3,442,057
                                                                                                          ------------
                                                                                                           100,628,347
                                                                                                          ------------

GNMA Multi Family - 15.59%
    Pool 2006-39 A, 3.772%, 06/16/2025 (a)                                                5,678,300          5,463,092
    Pool 2004-103 A, 3.878%, 12/16/2019                                                     364,686            355,868
    Pool 2006-8 A, 3.942%, 08/16/2025                                                     4,383,730          4,259,433
    Pool 2005-79 A, 3.998%, 10/16/2033                                                    3,616,827          3,514,026
    Pool 2006-9 A, 4.201%, 08/16/2026                                                     4,720,417          4,592,356
    Pool 2006-3 A, 4.212%, 01/16/2028                                                     6,160,125          6,000,750
    Pool 2005-59 A, 4.388%, 05/16/2023                                                    3,952,311          3,881,446
    Pool 2005-87 A, 4.449%, 05/16/2025                                                    5,764,747          5,650,201
    Pool 2005-10 C, 4.667%, 08/16/2029                                                    1,000,000            958,208
    Pool 2005-34 B, 4.739%, 04/16/2029                                                    5,800,000          5,666,530
    Pool 2005-59 B, 4.816%, 10/16/2029                                                   22,700,000         22,117,859
    Pool 2005-79 C, 4.952%, 11/16/2045                                                    1,000,000            969,897
    Pool 631787, 4.99%, 11/15/2045                                                        5,390,000          5,174,686
    Pool 2006-32 A, 5.079%, 01/16/2030                                                    3,742,721          3,720,527
    Pool 2005-87 B, 5.116%, 01/16/2028                                                    2,007,300          1,980,788
    Pool 2006-39 B, 5.223%, 08/16/2028 (a)                                                2,000,000          1,987,600
    Pool 636349, 5.45%, 10/15/2007                                                        2,350,000          2,324,510
    Pool 642165, 5.47%, 10/15/2035                                                        1,809,516          1,817,075
    Pool 634979, 5.50%, 01/15/2036                                                          461,255            464,135
    Pool 643790, 5.50%, 06/15/2027                                                          344,426            347,057
    Pool 593486, 5.545%, 12/15/2045                                                       3,557,000          3,537,721
    Pool 593488, 5.545%, 12/15/2028                                                       1,529,200          1,520,912
    Pool 629318, 5.55%, 03/15/2046                                                          598,394            608,413
    Pool 638907, 5.875%, 01/15/2007                                                       1,362,100          1,383,602
    Pool 637911, 6.00%, 07/15/2035                                                          456,317            473,702
    Pool 639306, 6.00%, 01/15/2036                                                        1,199,751          1,247,406
    Pool 645747, 6.00%, 09/15/2032                                                          660,586            685,629
    Pool 649793, 6.05%, 08/15/2036 (a)                                                    4,801,800          5,119,199
    Pool 636413, 6.25%, 04/15/2036                                                        1,278,323          1,346,912
    Pool 645787, 6.25%, 08/15/2036 (a)                                                      267,100            288,628
    Pool 652073, 6.25%, 06/15/2036                                                          364,337            389,939
    Pool 572704, 6.35%, 01/15/2032                                                          810,633            826,960
    Pool 536576, 6.75%, 09/15/2036                                                        1,585,415          1,639,963
    Pool 645784, 6.75%, 02/15/2048                                                        1,950,000          2,100,480
    Pool 583872, 7.00%, 05/15/2032                                                          821,803            877,581
    Pool 586120, 7.00%, 09/15/2032                                                          771,615            827,646
    Pool 583902, 7.25%, 07/15/2030                                                          450,496            484,644
    Pool 591450, 7.50%, 07/15/2032                                                          919,077            980,429
                                                                                                          ------------
                                                                                                           105,585,810
                                                                                                          ------------

GNMA Single Family - 0.05%
    Pool 582048, 6.50%, 01/15/2032                                                          168,745            172,653
    Pool 530199, 7.00%, 03/20/2031                                                           65,799             67,646
    Pool 547302, 7.50%, 02/20/2031                                                           84,545             87,449
                                                                                                          ------------
                                                                                                               327,748
                                                                                                          ------------

HUD - 0.02%
Housing Urban Development
    Series 97-A, 7.13%, 08/01/2017                                                          140,000            141,797
                                                                                                          ------------
SBA - 1.62%
Small Business Association
    Pool 507253, 5.50%, 05/25/2030 (b)                                                    3,756,512          3,754,893
    Pool 507766, 5.575%, 07/25/2031 (b)                                                   1,298,804          1,302,033
    Pool 507417, 5.60%, 09/25/2030 (b)                                                    4,170,421          4,184,380
    Pool 507529, 5.60%, 11/25/2030 (b)                                                    1,732,708          1,738,536
                                                                                                          ------------
                                                                                                            10,979,842
                                                                                                          ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $450,056,432)                                             442,651,889
                                                                                                          ------------
MUNICIPAL BONDS - 32.31%
Alabama - 0.13%
Alabama Incentive
    7.75%, 10/01/2019                                                                       800,000            867,720
                                                                                                          ------------
Arizona - 0.11%
Phoenix Industrial Development Authority
    5.04%, 10/20/2016                                                                       750,000            721,687
                                                                                                          ------------
Arkansas - 0.22%
Arkansas Development Finance Authority
    3.45%, 10/01/2007                                                                       660,000            647,183
    6.50%, 07/01/2021                                                                       815,000            831,398
                                                                                                          ------------
                                                                                                             1,478,581
                                                                                                          ------------

California - 1.27%
California Housing Finance Agency
    5.38%, 08/01/2036 (b)                                                                   250,000            250,000
Los Angeles Community Redevelopment Agency
    5.32%, 12/01/2038 (b)                                                                   250,000            250,000
    5.83%, 12/01/2017                                                                       700,000            715,995
    5.90%, 09/01/2035                                                                     1,635,000          1,565,120
Napa Community Redevelopment Agency
    5.60%, 09/01/2018                                                                       500,000            501,715
Sacramento County Housing Authority
    7.65%, 09/01/2015                                                                       860,000            907,558
San Diego Redevelopment Agency
    3.00%, 09/01/2006                                                                       185,000            185,000
    3.50%, 09/01/2007                                                                       185,000            181,685
    4.00%, 09/01/2008                                                                       195,000            190,421
    4.30%, 09/01/2009                                                                       200,000            194,326
San Francisco Redevelopment Authority
    5.618%, 08/01/2016                                                                    1,000,000          1,010,950
San Mateo Redevelopment Agency
    4.25%, 08/01/2012                                                                       395,000            375,155
    4.375%, 08/01/2013                                                                      405,000            382,887
    4.50%, 08/01/2014 to 08/01/2015                                                         870,000            819,588
Vacaville Redevelopment Agency
    7.00%, 09/01/2010                                                                     1,015,000          1,060,066
                                                                                                          ------------
                                                                                                             8,590,466
                                                                                                          ------------

Colorado - 0.40%
Colorado Housing & Finance Authority
    5.22%, 05/01/2036                                                                     1,492,875          1,442,953
    5.38%, 11/01/2036 (b)                                                                 1,000,000          1,000,000
    7.125%, 10/01/2012                                                                      290,000            297,488
                                                                                                          ------------
                                                                                                             2,740,441
                                                                                                          ------------

Connecticut - 0.59%
Connecticut Housing Finance Authority
    3.44%, 11/15/2008                                                                       110,000            106,342
    3.49%, 11/15/2007                                                                       345,000            338,055
    3.77%, 11/15/2009                                                                       100,000             96,379
    3.96%, 11/15/2010                                                                       100,000             95,305
    4.16%, 11/15/2011                                                                        50,000             48,053
    4.34%, 11/15/2012                                                                       560,000            537,611
    4.46%, 11/15/2009                                                                       475,000            465,571
    4.54%, 11/15/2010                                                                       475,000            463,819
    4.61%, 11/15/2011                                                                       510,000            495,975
    4.71%, 11/15/2013                                                                       540,000            525,517
    5.34%, 11/15/2018                                                                       140,000            140,654
    5.83%, 11/15/2016                                                                       645,000            666,717
                                                                                                          ------------
                                                                                                             3,979,998
                                                                                                          ------------

Delaware - 0.07%
Delaware State Housing Authority
    4.00%, 07/01/2020                                                                       490,000            477,588
                                                                                                          ------------
Florida - 4.25%
Boynton Beach Community Redevelopment Agency
    5.65%, 10/01/2026                                                                     4,690,000          4,623,402
Charlotte County Florida Housing Finance
    5.01%, 07/01/2037                                                                     7,000,000          7,356,160
Florida Housing Finance Corp.
    5.32%, 01/01/2045 (b)                                                                 7,800,000          7,800,000
    6.85%, 04/01/2021                                                                       355,000            371,820
    7.00%, 09/01/2009                                                                       675,000            690,140
    7.875%, 07/01/2015                                                                      480,000            503,578

Miami Beach
    4.36%, 12/01/2007                                                                     1,710,000          1,690,078
    4.67%, 12/01/2011                                                                     3,000,000          2,918,340
Miami-Dade County Housing Finance Authority
    3.80%, 09/01/2012                                                                        20,000             19,310
    4.00%, 06/01/2016                                                                     1,445,000          1,356,046
    4.625%, 11/01/2014                                                                      290,000            283,954
    6.60%, 08/01/2016                                                                       415,000            427,894
    7.15%, 01/01/2019                                                                       275,000            292,440
Palm Beach County Housing Finance Authority Housing Revenue
    4.50%, 12/01/2015                                                                       475,000            467,177
                                                                                                          ------------
                                                                                                            28,800,339
                                                                                                          ------------

Georgia - 0.27%
Fulton County Housing Authority
    6.30%, 10/15/2014                                                                       540,000            547,819
Georgia State Housing & Finance Authority
    4.55%, 06/01/2020                                                                       790,000            791,770
    4.875%, 12/01/2024                                                                      500,000            507,535
                                                                                                          ------------
                                                                                                             1,847,124
                                                                                                          ------------

Illinois - 1.52%
Illinois Housing Development Authority
    3.48%, 05/01/2027 (b)                                                                   500,000            500,000
    4.55%, 12/01/2009                                                                     2,050,000          2,037,208
    5.08%, 01/01/2013                                                                       460,000            453,381
    5.11%, 07/01/2013                                                                       465,000            457,876
    5.16%, 01/01/2015 to 07/01/2015                                                       1,050,000          1,032,100
    5.31%, 08/01/2036                                                                     2,000,000          1,984,120
    5.50%, 12/01/2014                                                                     2,000,000          2,004,000
    6.21%, 06/01/2026                                                                     1,320,000          1,356,511
    7.82%, 06/01/2022                                                                       160,000            161,906
Upper Illinois River Valley Development Authority
    7.85%, 02/01/2007                                                                       300,000            301,185
                                                                                                          ------------
                                                                                                            10,288,287
                                                                                                          ------------

Indiana - 1.03%
City of Elkhart
    6.60%, 05/20/2014                                                                       465,000            487,659
Indiana Housing & Community Development Authority
    5.90%, 01/01/2037                                                                     3,500,000          3,523,030
Indiana Housing Finance Authority
    2.20%, 07/01/2007                                                                       310,000            304,181
    7.34%, 07/01/2030                                                                     2,515,000          2,637,858
                                                                                                          ------------
                                                                                                             6,952,728
                                                                                                          ------------

Iowa - 0.11%
Iowa Finance Authority
    6.55%, 12/01/2015                                                                       755,000            783,962
                                                                                                          ------------
Kentucky - 0.29%
Kentucky Housing Corp.
    5.17%, 01/01/2013 to 07/01/2013                                                       1,340,000          1,331,802
    5.18%, 01/01/2014                                                                       160,000            158,643
    5.81%, 07/01/2014                                                                       500,000            509,700
                                                                                                          ------------
                                                                                                             2,000,145
                                                                                                          ------------

Maryland - 1.12%
Maryland Community Development Administration Department of Housing
    & Community Development
    5.22%, 05/15/2036 (b)                                                                 7,600,000          7,600,000
                                                                                                          ------------
Massachusetts - 0.81%
Massachusetts Development Finance Agency
    4.85%, 09/01/2013                                                                        25,000             25,580
    5.84%, 12/01/2036                                                                     1,000,000            973,610

Massachusetts Housing Finance Agency
    5.27%, 12/01/2013                                                                     1,165,000          1,167,738
    5.54%, 12/01/2025                                                                     3,210,000          3,092,096
Massachusetts State Housing Finance Agency
    5.42%, 06/01/2009                                                                       250,000            250,705
                                                                                                          ------------
                                                                                                             5,509,729
                                                                                                          ------------

Michigan - 0.15%
Michigan State Housing Authority
    5.38%, 12/01/2036 (b)                                                                 1,000,000          1,000,000
                                                                                                          ------------
Minnesota - 0.50%
Minnesota State Housing Finance Agency
    5.85%, 07/01/2036                                                                     1,000,000          1,021,310
    6.30%, 07/01/2023                                                                     1,000,000          1,019,640
St Paul Housing & Redevelopment Authority
    4.62%, 09/01/2009                                                                       250,000            246,232
    5.14%, 09/01/2013                                                                     1,150,000          1,124,286
                                                                                                          ------------
                                                                                                             3,411,468
                                                                                                          ------------

Mississippi - 0.29%
Mississippi Development Bank Special Obligation
    5.00%, 06/01/2014                                                                       395,000            385,812
    5.30%, 03/01/2031 (b)                                                                 1,600,000          1,600,000
                                                                                                          ------------
                                                                                                             1,985,812
                                                                                                          ------------

Missouri - 0.44%
Missouri Housing Development Commission
    4.00%, 09/01/2023                                                                       410,000            399,266
    4.15%, 09/25/2025                                                                       323,583            316,368
    5.74%, 03/01/2037                                                                       500,000            502,270
    5.82%, 03/01/2037                                                                       750,000            755,790
    6.00%, 03/01/2025                                                                       985,000            990,181
                                                                                                          ------------
                                                                                                             2,963,875
                                                                                                          ------------

Nevada - 0.84%
Nevada Housing Division
    3.83%, 10/01/2013                                                                       800,000            758,440
    4.00%, 04/01/2007                                                                       100,000             99,123
    5.11%, 04/01/2017                                                                       230,000            222,336
    5.33%, 04/01/2031 (b)                                                                   585,000            585,000
    5.41%, 10/01/2014                                                                     1,055,000          1,057,627
    5.41%, 10/01/2026 (b)(c)                                                              1,675,000          1,675,000
    6.24%, 04/01/2013                                                                     1,280,000          1,310,311
                                                                                                          ------------
                                                                                                             5,707,837
                                                                                                          ------------

New Jersey - 0.96%
City of Elizabeth
    7.00%, 08/01/2010                                                                       115,000            115,160
    7.18%, 08/01/2013                                                                       125,000            125,184
New Jersey State Housing & Mortgage Finance Agency
    3.45%, 11/01/2039 (b)                                                                 1,450,000          1,450,000
    3.77%, 10/01/2023 (b)                                                                   700,000            700,000
    5.27%, 11/01/2047 (b)                                                                 2,100,000          2,100,000
    5.30%, 05/01/2028 (b)                                                                 2,000,000          2,000,000
                                                                                                          ------------
                                                                                                             6,490,344
                                                                                                          ------------

New Mexico - 0.36%
New Mexico Mortgage Finance Authority
    4.16%, 03/01/2009                                                                       110,000            107,389
    4.625%, 03/01/2013                                                                      445,000            440,367
    5.68%, 09/01/2013                                                                       540,000            552,226
    7.58%, 09/01/2027                                                                     1,310,000          1,348,566
                                                                                                          ------------
                                                                                                             2,448,548
                                                                                                          ------------

New York - 0.80%
City of Binghamton
    7.00%, 08/01/2010                                                                        90,000             90,583
    7.18%, 08/01/2013                                                                       140,000            141,018
New York City Housing Development Corp.
    4.25%, 11/01/2009                                                                     1,050,000          1,021,272
    4.43%, 11/01/2010                                                                     1,120,000          1,087,274
    4.66%, 11/01/2010                                                                     2,455,000          2,416,604
New York State Housing Finance Agency
    8.11%, 11/15/2038                                                                       170,000            174,243
Schenectady Metroplex Development Authority
    5.30%, 08/01/2028                                                                       500,000            473,650
                                                                                                          ------------
                                                                                                             5,404,644
                                                                                                          ------------

Ohio - 0.53%
County of Cuyahoga
    4.25%, 06/01/2011                                                                       870,000            836,697
    5.10%, 06/01/2018                                                                       730,000            701,880
Ohio Housing Finance Agency
    5.57%, 09/01/2016                                                                     1,000,000          1,013,030
    5.84%, 09/01/2016                                                                     1,000,000          1,009,950
                                                                                                          ------------
                                                                                                             3,561,557
                                                                                                          ------------

Oregon - 0.33%
City of Portland
    4.10%, 06/01/2008                                                                       360,000            353,484
    4.30%, 06/01/2011 to 06/01/2012                                                         705,000            674,044
    4.35%, 06/01/2013                                                                       320,000            302,423
    4.45%, 06/01/2014                                                                       300,000            282,693
    5.30%, 12/15/2024 (b)                                                                   600,000            600,000
                                                                                                          ------------
                                                                                                             2,212,644
                                                                                                          ------------

Pennsylvania - 2.43%
Allegheny County Redevelopment Authority
    5.00%, 09/01/2013                                                                     1,585,000          1,554,806
Commonwealth Financing Authority
    4.95%, 06/01/2008                                                                     3,000,000          2,989,440
    5.00%, 06/01/2009                                                                     4,170,000          4,154,946
    5.08%, 06/01/2010                                                                     1,730,000          1,724,637
    5.13%, 06/01/2012                                                                       985,000            979,129
    5.24%, 06/01/2014                                                                       500,000            497,445
    5.63%, 06/01/2023                                                                     1,000,000          1,008,440
Pennsylvania Housing Finance Agency
    3.43%, 04/01/2035 (b)                                                                    10,000             10,000
    5.755%, 10/01/2037                                                                    2,500,000          2,508,100
    5.84%, 04/01/2037                                                                     1,000,000          1,015,170
                                                                                                          ------------
                                                                                                            16,442,113
                                                                                                          ------------

Rhode Island - 0.08%
Rhode Island Housing & Mortgage Finance Corp.
    5.29%, 10/01/2018                                                                       575,000            561,947
                                                                                                          ------------
South Dakota - 0.23%
South Dakota Housing Development Authority
    3.40%, 05/01/2032 (b)                                                                 1,550,000          1,550,000
                                                                                                          ------------
Tennessee - 0.04%
Tennessee Housing Development Agency
    2.80%, 01/01/2007                                                                       250,000            248,943
                                                                                                          ------------
Texas - 1.63%
Texas Department of Housing & Community Affairs
    5.37%, 09/01/2019 (b)                                                                 1,100,000          1,100,000
    7.01%, 09/01/2026                                                                     7,725,000          8,065,209
Texas Public Finance Authority
    2.875%, 12/15/2006                                                                      700,000            695,261
    3.125%, 06/15/2007                                                                    1,225,000          1,204,604
                                                                                                          ------------
                                                                                                            11,065,074
                                                                                                          ------------

Utah - 4.56%
Utah Housing Corp.
    3.36%, 07/01/2014                                                                     1,935,000          1,858,858
    3.39%, 07/01/2014                                                                     1,035,000          1,018,202
    3.48%, 07/01/2014                                                                     1,280,000          1,232,947
    3.52%, 07/01/2014                                                                     1,130,000          1,107,637
    4.04%, 07/01/2015                                                                     2,365,000          2,323,896
    4.55%, 07/01/2015                                                                     1,365,000          1,346,627
    4.78%, 07/01/2015                                                                     1,910,000          1,890,193
    4.87%, 07/20/2014                                                                       160,000            157,629
    4.96%, 07/01/2016                                                                     1,325,000          1,301,627
    5.26%, 07/20/2018                                                                       680,000            681,605
    5.50%, 07/01/2016                                                                     3,000,000          3,026,550
    6.10%, 07/20/2028                                                                     4,250,000          4,349,408
    6.21%, 07/20/2018 to 01/01/2035                                                       8,010,000          8,130,027
    6.25%, 07/20/2018                                                                       725,000            744,068
West Jordan Redevelopment Agency
    4.92%, 06/01/2009                                                                       865,000            859,049
    5.00%, 06/01/2010                                                                       835,000            828,771
                                                                                                          ------------
                                                                                                            30,857,094
                                                                                                          ------------

Virginia - 5.30%
Virginia Housing Development Authority
    4.40%, 09/01/2012                                                                     1,320,000          1,259,729
    4.82%, 03/01/2016                                                                     1,280,000          1,221,786
    4.84%, 12/01/2013                                                                     1,045,000          1,016,336
    4.89%, 12/01/2014                                                                     2,485,000          2,412,686
    5.00%, 12/25/2032                                                                     1,915,972          1,833,945
    5.07%, 03/01/2023                                                                     3,880,000          3,562,771
    5.35%, 12/01/2019                                                                     4,845,000          4,736,811
    5.50%, 12/01/2020 to 03/25/2036                                                      17,052,639         16,724,314
    6.00%, 05/01/2013                                                                     1,000,000          1,020,960
    6.50%, 06/25/2032                                                                     1,562,714          1,586,154
    6.75%, 03/01/2010                                                                       500,000            521,185
                                                                                                          ------------
                                                                                                            35,896,677
                                                                                                          ------------

Washington - 0.65%
State of Washington
    3.40%, 07/01/2007                                                                     1,000,000            984,990
    4.40%, 07/01/2009                                                                     2,000,000          1,966,620
Washington State Housing Finance Commission
    5.36%, 09/15/2037 (b)                                                                   700,000            700,000
    6.03%, 01/01/2020                                                                       760,000            768,451
                                                                                                          ------------
                                                                                                             4,420,061
                                                                                                          ------------

TOTAL MUNICIPAL BONDS (Cost $220,625,741)                                                                  218,867,433
                                                                                                          ------------
                                                                                           Shares             Value
                                                                                         -----------      ------------
INVESTMENT COMPANIES - 0.74%
Evergreen Custodian Funds- Ultra Short Opportunity Fund                                     517,135          5,042,066
                                                                                                          ------------
TOTAL INVESTMENT COMPANIES (Cost $5,031,713)                                                                 5,042,066
                                                                                                          ------------
MISCELLANEOUS INVESTMENTS - 1.45%
Community Reinvestment Revenue Note-A1, 5.68%, 06/01/2031 (a)(c)                          1,091,986          1,092,096
Community Reinvestment Revenue Note-A3, 5.90%, 06/01/2031 (a)(c)                            385,000            390,274
CRF Affordable Housing, 5.5%, 04/25/2035 (c)                                              8,507,431          8,346,513
                                                                                                          ------------
TOTAL MISCELLANEOUS INVESTMENTS (Cost $10,130,573)                                                           9,828,883
                                                                                                          ------------

SHORT TERM INVESTMENTS - 2.34%
Certificate of Deposit - 0.45%
Delta Southern Credit Union
    3.25%, 10/31/2006                                                                       100,000            100,000
Hope Community Credit Union
    4.00%, 09/12/2006                                                                       100,000            100,000
Latino Community Credit
    4.00%, 05/10/2007                                                                       100,000            100,000
Liberty Bank Credit Union
    2.50%, 10/28/2006                                                                       100,000            100,000
Neighborhood National Bank
    4.60%, 05/17/2007                                                                     2,000,000          2,000,000
Self Help Credit Union
    5.27%, 07/04/2007                                                                       100,000            100,000
Shore Bank
    4.50%, 04/26/2007                                                                       500,000            500,000
                                                                                                          ------------
                                                                                                             3,000,000
                                                                                                          ------------

Money Market Funds - 1.89%
Evergreen Institutional Money Market Fund                                                12,815,936         12,815,936
                                                                                                          ------------
TOTAL SHORT TERM INVESTMENTS (Cost $15,815,936)                                                             15,815,936
                                                                                                          ------------
Total Investments  (Cost $701,660,395) - 102.20%                                                           692,206,207
Liabilities in Excess of Other Assets, Net (2.20)%                                                         (14,898,122)
                                                                                                          ------------
TOTAL NET ASSETS - 100.00%                                                                                $677,308,085
                                                                                                          ============

Footnotes

The following information for the Fund is presented on an income tax basis as of August 31, 2006:

Cost of Investments                                                 701,660,395
                                                                    ===========
Gross Unrealized Appreciation                                         2,539,266
Gross Unrealized Depreciation                                       (11,993,454)
                                                                    -----------
Net Unrealized Depreciation                                          (9,454,188)
                                                                    ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at August 31, 2006 is $34,882,391, which represents 5.15% of total net assets.

(b) Variable rate security, the coupon rate shown is the effective rate as of August 31, 2006.

(c) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2006, these securities amounted to $11,503,883, which represents 1.70% of total net assets.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund

By /s/ David K. Downes
   ---------------------------------
       David K. Downes, President/Principal Executive Officer

Date: October 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David K. Downes
   ---------------------------------
       David K. Downes, President/Principal Executive Officer

Date: October 27, 2006

By /s/ Joseph H. Hastings
   ---------------------------------
       Joseph H. Hastings, Treasurer/Principal Financial Officer

Date: October 27, 2006